Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2017	$ 47,281	$ 39,233,137	$ (31,246,202)	$ 3,118,899	$ 11,153,115
Balance, shares at Dec. 31, 2017	17,312,586
Issuance of shares upon excise of share-based awards	$ 52	17,799			17,851
Issuance of shares upon excise of share-based awards, shares	19,000
Issuance of shares to non-employees	$ 751	835,249			836,000
Issuance of shares to non-employees, shares	275,000
Stock based compensation		166,210			166,210
Foreign currency translation				(103,418)	(103,418)
Net loss			(3,445,375)		(3,445,375)
Balance at Jun. 30, 2018	$ 48,084	40,252,395	(34,691,577)	3,015,481	8,624,383
Balance, shares at Jun. 30, 2018	17,606,586
Balance at Dec. 31, 2018	$ 48,630	40,620,772	(40,156,204)	2,603,422	3,116,620
Balance, shares at Dec. 31, 2018	17,806,586
Stock based compensation		69,177			69,177
Foreign currency translation				(123,451)	(123,451)
Net loss			(3,312,215)		(3,312,215)
Balance at Jun. 30, 2019	$ 48,630	$ 40,689,949	$ (43,468,419)	$ 2,479,971	$ (249,869)
Balance, shares at Jun. 30, 2019	17,806,586